11. Other receivables (Details) - ARS ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
SummaryOfOtherReceivablesLineItems [Line Items]
Non-current other receivables	$ 42,447	$ 50,492
Current other receivables	200,617	179,308
Financial credit
SummaryOfOtherReceivablesLineItems [Line Items]
Non-current other receivables	37,019	43,636
Current other receivables	11,621	40,461
Related parties
SummaryOfOtherReceivablesLineItems [Line Items]
Non-current other receivables	5,428	6,856
Current other receivables	1,093	766
Prepaid expenses
SummaryOfOtherReceivablesLineItems [Line Items]
Current other receivables	4,986	3,589
Advances to suppliers
SummaryOfOtherReceivablesLineItems [Line Items]
Current other receivables	6,631	2,561
Advances to personnel
SummaryOfOtherReceivablesLineItems [Line Items]
Current other receivables	2,230	1,701
Security deposits
SummaryOfOtherReceivablesLineItems [Line Items]
Current other receivables	10,327	8,385
Receivables from electric activities
SummaryOfOtherReceivablesLineItems [Line Items]
Current other receivables	114,561	142,979
Guarantee deposits on derivative financial
SummaryOfOtherReceivablesLineItems [Line Items]
Current other receivables	60,049	0
Judicial deposits
SummaryOfOtherReceivablesLineItems [Line Items]
Current other receivables	16,115	13,546
Other
SummaryOfOtherReceivablesLineItems [Line Items]
Current other receivables	6	19
Allowance for the impairment of other receivables
SummaryOfOtherReceivablesLineItems [Line Items]
Current other receivables	$ (27,002)	$ (34,699)